BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BORROWINGS
Schedule of borrowings

	December 31, 2023	December 31, 2022
	$	$
Opening balance	1,988	2,129
Repayments	(282)	(208)
Interest	52	67
Ending balance	1,758	1,988
Current portion	480	225
Non-current portion	1,278	1,763